Allspring Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

November 1, 2022

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Allspring Funds Trust (the “Trust”)
Post-Effective Amendment No. 766 to Registration Statement
No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Trust hereby certifies that (i) for the Funds listed in Exhibit A, the form of Retail Class Prospectus, Administrator Class Prospectus, Class A2 Prospectus, Class R6 Prospectus and the Institutional Class Prospectus that the Trust would have filed under Rule 497(c) under the Act would not have differed from the Retail Class Prospectus, Administrator Class Prospectus, Class A2 Prospectus, Class R6 Prospectus and the Institutional Class Prospectus contained in the Trust’s recent post-effective amendment (Post-Effective Amendment No. 766 to Registration Statement No. 333-74295/811-09253) (the “Amendment”); and (ii) the text of the Amendment was filed electronically via EDGAR on October 26, 2022.

If you have any questions, please contact me at (857) 990-1101.

Sincerely,

/s/ Maureen Towle

Maureen Towle

Senior Counsel

Exhibit A

Allspring California Limited-Term Tax-Free Fund
Allspring California Tax-Free Fund
Allspring High Yield Municipal Bond Fund
Allspring Intermediate Tax/AMT-Free Fund
Allspring Minnesota Tax-Free Fund
Allspring Municipal Bond Fund
Allspring Municipal Sustainability Fund
Allspring Pennsylvania Tax-Free Fund
Allspring Short-Term Municipal Bond Fund
Allspring Strategic Municipal Bond Fund
Allspring Ultra Short-Term Municipal Income Fund
Allspring Wisconsin Tax-Free Fund